Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 01, 2018
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2019
Prospectus Date	rr_ProspectusDate	Mar. 19, 2019
Principal Exchange-Traded Funds
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Exchange-Traded Funds

Supplement dated March 19, 2019
to the Statutory Prospectus dated November 1, 2018
(as supplemented February 13, 2019)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Exchange-Traded Funds | Principal EDGE Active Income ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL EDGE ACTIVE INCOME ETF
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Effective May 1, 2019, the Fund’s name will change to Principal Active Income ETF. On that date, delete all references in this prospectus to Principal EDGE Active Income ETF, and replace with Principal Active Income ETF.

Expense [Heading]	rr_ExpenseHeading	Effective April 1, 2019, delete the Annual Fund Operating Expenses Table and Example, and replace with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Principal Exchange-Traded Funds | Principal EDGE Active Income ETF | Principal EDGE Active Income ETF, Share Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616

[1]	Fees have been restated to reflect current fees.
[2]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.